Stock Based Compensation - Summarizes Stock Option Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total Number of Shares Outstanding, Beginning Balance	2,128,264
Total Number of Shares, Granted	420,000	2,128,264
Total Number of Shares, Exercised
Total Number of Shares, Cancelled
Total Number of Shares Outstanding, Ending Balance	2,548,264	2,128,264
Total Number of Shares, Exercisable	727,896	157,221
Weighted Average Exercise Price, Beginning Balance	$ 3.00
Weighted Average Exercise Price, Granted	$ 6.30	$ 3.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Ending Balance	$ 3.60	$ 3.00
Weighted Average Exercise Price, Exercisable	$ 3.00	$ 3.30